Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of the condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these unaudited condensed financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these unaudited condensed financial statements.

Registration and Stockholder Rights

Pursuant to a registration rights agreement entered into on December 23, 2020, the holders of the Founder Shares and the Private Warrants and securities that may be issued upon conversion of Working Capital Loans will be entitled to registration and stockholder rights pursuant to an agreement. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Warrants (and underlying securities) can elect to exercise these registration rights at any time after (i) the date that the Company consummates a Business Combination with respect to the Private Warrants or (ii) three months prior to the release from escrow with respect to all other Registrable Securities, but prior to the five-year anniversary of the effective date of the Company’s Form S-1 Registration Statement.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 2,250,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On January 5, 2021, the underwriters elected to fully exercise the over-allotment option to purchase an additional 2,250,000 Units at a price of $10.00 per Unit.

The underwriters were paid cash underwriting discount of $0.20 per Unit, or $3,450,000 in the aggregate, upon the closing of the Initial Public Offering and the over-allotment option.

Business Combination Marketing Agreement

The Company has engaged Chardan Capital Markets, LLC as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’s attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the potential Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay Chardan Capital Markets, LLC a marketing fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the Initial Public Offering, including proceeds from the exercise of the underwriters’ over-allotment option. As a result, Chardan Capital Markets, LLC will not be entitled to such fee unless the company consummates its Business Combination.

Merger Agreement

On November 10, 2021, the Company entered into an agreement and plan of merger by and among the Company, Ventoux Merger Sub, Ventoux Merger Sub II, and Presto” (as amended and/or restated from time to time, the “Merger Agreement”). The Merger Agreement has been approved by the Company’s and Presto’s board of directors. Subject to the satisfaction or waiver of certain closing conditions set forth in the Merger Agreement, including the approval of the Merger Agreement and the transactions contemplated thereby by Presto and the Company’s stockholders, (a) Ventoux Merger Sub will merge with and into Presto (the “First Merger”), with Presto being the surviving entity in the First Merger and continuing (immediately following the First Merger) as a wholly-owned subsidiary of the Company (the “Surviving Corporation”), and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the Surviving Corporation will merge with and into Ventoux Merger Sub II (the “Second Merger”), with Ventoux Merger Sub II being the surviving entity in the Second Merger and continuing (immediately following the Second Merger) as a wholly-owned subsidiary of the Company (the “Mergers” and the other agreements and transactions contemplated by the Merger Agreement, the “Proposed Business Combination”). In addition, in connection with the consummation of the Proposed Business Combination, the Company will be renamed Presto Automation Inc. and is referred to herein as “New Presto” as of the time of such change of name.

Pursuant to the Merger Agreement, subject to the satisfaction or waiver of certain closing conditions set forth therein, at the closing of the Proposed Business Combination (the “Closing”), the Company will acquire all of the outstanding equity interests of Presto, and stockholders of Presto will receive $800,000,000 in aggregate consideration (the “Aggregate Base Consideration”) in the form of newly issued common stock in New Presto, calculated based on a price of $10.00 per share.

In addition to the Aggregate Base Consideration, Presto stockholders may be entitled to receive, as additional consideration, and without any action on behalf of the Company, Ventoux Merger Sub, Ventoux Merger Sub II or the Company’s stockholders, 15,000,000 additional shares of common stock of New Presto (the “Presto Earnout Shares”), to be issued as follows: (A) 7,500,000 Presto Earnout Shares, if, during the period from and after the Closing until the third anniversary of the Closing, the Volume Weighted Average Price (“VWAP” as defined in the Merger Agreement) of New Presto common stock is greater than or equal to $12.50 for any 20 trading days within a period of 30 consecutive trading days, and (B) an additional 7,500,000 Presto Earnout Shares, if, during the period from and after the Closing until the fifth anniversary of the Closing, the VWAP of New Presto common stock is greater than or equal to $15.00 for any 20 trading days within a period of 30 consecutive trading days.

Pursuant to the Merger Agreement, at the time the First Merger becomes effective (the “Effective Time”), each option exercisable for Presto equity that is outstanding and unexercised immediately prior to the Effective Time will be assumed and converted into a newly issued option exercisable for common stock of New Presto. At the Effective Time, each warrant of Presto that is outstanding and unexercised immediately prior to the Effective Time shall, in accordance with its terms, either be (i) cancelled and converted into the right to receive common stock of New Presto, or (ii) assumed and converted into a newly issued warrant exercisable for common stock of New Presto. Immediately prior to the Effective Time, each convertible promissory note convertible for Presto equity that is issued and outstanding shall be cancelled and converted into the right to receive common stock of New Presto in accordance with the terms therein.

On April 1, 2022, the parties amended the Merger Agreement to lower from $85 million to $65 million the amount of cash required to be available to the Company at the closing of the Business Combination (the “Closing”), consisting of cash held in its Trust Account and the aggregate amount of cash actually invested in (or contributed to) the Company pursuant to subscription agreements, after giving effect to redemptions of public shares, if any, but before giving effect to the consummation of the Closing and the payment of Presto’s and certain of the Company’s outstanding transaction expenses (including before giving effect to all audit and pre-audit consulting expenses incurred by Presto) as contemplated by the Merger Agreement.

The Amendment also amends the Merger Agreement to extend the Termination Date (as defined therein) of the Merger Agreement to August 31, 2022.

Subscription Agreements

The Company entered into equity subscription agreements (the “Equity Subscription Agreements”) each dated as of November 10, 2021, with certain accredited investors, pursuant to which, among other things, the Company agreed to issue and sell, in private placements to close immediately prior to or substantially concurrently with the Closing, an aggregate of 1,500,000 shares of common stock for $10.00 per share. The Equity Subscription Agreements provide that the Company must file a registration statement to register the resale of the subscribed common stock no later than 30 days after the closing date of the Proposed Business Combination (the “Closing Date”).

The Company also entered into a convertible note subscription agreement (the “Convertible Note Subscription Agreement” and, together with the Equity Subscription Agreements, the “Subscription Agreements”), each dated as of November 10, 2021, with an institutional accredited investor (collectively, the “Note Investor”), pursuant to which, among other things, the Company agreed to issue and sell, in a private placement to close immediately prior to the Closing, an aggregate of $55,000,000 in aggregate principal amount of convertible notes (the “Notes”) and an aggregate of 1,000,000 warrants (the “Note Financing Warrants”).

At any time prior to the close of business on the second trading day immediately preceding the maturity date of the Notes, the Notes will be convertible, at each holder’s option, into shares of common stock of New Presto at an initial conversion price equal to the lesser of (i) $13.00 and (ii) a 30% premium to the lowest per share price at which any equity of the Company is issued within 15 days prior to the Closing Date (the “Conversion Rate”). In the event of a conversion in connection with a Fundamental Change (as defined below) or a Company Redemption (as defined below), the Conversion Rate will be increased by a number of additional shares set forth in a usual and customary “make-whole table” to be included in the indenture governing the Notes (the “Indenture”).

At any time on or after the first anniversary of the issuance of the Notes until the second business day prior to maturity, the Notes will be convertible, in whole but not in part, at the Company’s option (a “Mandatory Conversion”) if the closing price of common stock is greater than or equal to 130% of the conversion price of the Notes for 20 trading days during any 30-consecutive-trading-day period ending on day before the notice of the Mandatory Conversion is given. The Conversion Rate in connection with a Mandatory Conversion will be increased by a number of additional shares pursuant to the make-whole table described above.

In addition, the Company may redeem the Notes at any time prior to the 21st trading day before maturity by paying, in cash, the principal, accrued interest, and a premium equal to, (1) through third anniversary, the present value of all remaining scheduled interest payments, computed using a discount rate equal to the Treasury Rate (to be defined in the Indenture) plus 0.50%, and warrants to purchase a number of shares equal to 50% of the number of shares into which the Notes redeemed were convertible, or (2) between third anniversary and maturity, of all remaining scheduled interest payments, computed using a discount rate equal to the Treasury Rate.

Each holder of a Note will have the right to cause the Company to repurchase for cash all or a portion of the Notes held by such holder at any time upon the occurrence of a “fundamental change,” a customary definition of which will be agreed in the Indenture (a “Fundamental Change”), at a repurchase price equal to 100% of the principal amount of such Notes plus accrued and unpaid interest thereon to, but excluding, the repurchase date.

The Company will pay interest on the principal amount of the Notes in cash or in kind, at the Company’s election. If the Company elects to pay interest in cash (“Cash Interest”), the interest on the Notes will accrue at a rate of 9.0% per annum and be payable in cash. If the Company elects to pay interest in kind (“PIK Interest”), the interest on the Notes will be increased to a rate of 11.0% per annum. PIK Interest will be payable either (x) by increasing the principal amount of the outstanding Notes by an amount equal to the amount of PIK Interest for the applicable interest period (rounded up to the nearest $1.00) or (y) if the Notes are no longer held as global notes, by issuing additional Notes in certificated form in an aggregate principal amount equal to the amount of PIK Interest for the period (rounded up to the nearest $1.00). Following an increase in the principal amount of the outstanding Notes as a result of a PIK Interest payment, the Notes will bear interest on such increased principal amount.

The Note Financing Warrants have the same terms and conditions as the Company’s outstanding publicly held warrants, except that each Note Financing Warrant is exercisable into one whole share of common stock at an exercise price of $11.50 per share. The Note Financing Warrants, like the publicly held warrants, may be redeemed if, among other conditions, the reported last sale price of the Company common stock equals or exceeds $16.50 per share, for any 20 trading days within a 30-day trading period ending on the third business day prior to the date of the notice of redemption to warrant holders.

Sponsor Support Agreement

In connection with the execution of the Merger Agreement, the Sponsors, Presto’s directors and officers and certain affiliates of the Sponsors (together, the “Sponsor Parties”) entered into a Sponsor Support Agreement (the “Sponsor Agreement”) with the Company and Presto, pursuant to which the Sponsor Parties agreed, among other things, to vote all shares of the Company common stock beneficially owned by them in favor of each of the proposals at the Company Special Meeting and against any proposal that would impede the Proposed Business Combination. The Sponsor Agreement also provides that the Sponsor Parties will not redeem any shares of the Company common stock.

The Sponsor Parties agreed to subject the founder shares they acquired prior to the Company Initial public offering to lock-up restrictions. During the period beginning on the Closing Date until the period beginning on the Closing Date to six months after the Closing Date, the Sponsor Parties may not transfer any of its, his or her founder shares, and during the period beginning on the date that is six months after the Closing Date to 12 twelve months after the Closing Date, the Sponsor Parties may only transfer up to 50% of its, his or her founder shares, in each case except for certain limited permitted transfers. In addition, the Sponsor Parties agreed that they will not transfer any privately placed warrants, acquired prior to the Company initial public offering, during the period from the Closing Date to 12 months after the Closing Date.

The Sponsors also agreed to subject their founder shares to vesting and forfeiture provisions as set forth in the Sponsor Agreement based on the number of public shares redeemed at the closing of the Proposed Business Combination (such shares, the “Sponsors’ Earnout Shares”). Pursuant to the Sponsor Agreement, at the Closing, (i) in the case of redemptions of public shares of 90% or more, 15% of the Sponsors’ founder shares that are owned immediately after the Closing will be subject to vesting, (ii) in the case of redemptions of public shares of between 80% and 90%, 10% of the Sponsors’ founder shares that are owned immediately after the Closing will be subject to vesting, (iii) in the case of redemptions of public shares of between 70% and 80%, 5% of the Sponsors’ founder shares that are owned immediately after the Closing will be subject to vesting and (iv) in the case of redemptions of public shares of less than 70%, none of the Sponsors’ founder shares will be subject to vesting. The

Presto Stockholder Support Agreement

In connection with the execution of the Merger Agreement, certain stockholders of Presto (collectively, the “Presto Supporting Stockholders”) entered into support agreements (collectively, the “Stockholder Support Agreements”), pursuant to which each Presto Supporting Stockholder agreed to, among other things, vote in favor of the Merger Agreement and the transactions contemplated thereby (including the Proposed Business Combination), not to transfer his, her or its Presto shares prior to the Closing Date, and to execute the Amended and Restated Registration Rights Agreement (as defined below) at the Closing Date.

The Presto Stockholder Support Agreements provide that during the period beginning on the Closing Date and ending on the date that is six months after the Closing Date, the Presto Supporting Stockholders may not transfer any of their shares of New Presto common stock, and during the period beginning on the date that is six months after the Closing Date and ending on the date that is 12 months after the Closing Date, the Presto Supporting Stockholders may only transfer up to 50% of their New Presto common stock, in each case, except for certain limited permitted transfers.

The Proposed Business Combination is expected to be consummated after receipt of the required approvals by the stockholders of the Company and Presto and the satisfaction or waiver of certain other customary conditions. For full details and the filed agreements, refer to the Company’s Current Report on 8-K announcing the Merger Agreement filed on November 10, 2021 and the amendment to the Merger Agreement filed on April 4, 2022.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. These consolidated financial statement do not include any adjustments that might result from the outcome of this uncertainty.

Registration and Stockholder Rights

Pursuant to a registration rights agreement entered into on December 23, 2020, the holders of the Founder Shares and the Private Warrants and securities that may be issued upon conversion of Working Capital Loans will be entitled to registration and stockholder rights pursuant to an agreement. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Warrants (and underlying securities) can elect to exercise these registration rights at any time after (i) the date that the Company consummates a Business Combination with respect to the Private Warrants or (ii) three months prior to the Release Date with respect to all other Registrable Securities, but prior to the five-year anniversary of the effective date of the Company’s Form S-1 Registration Statement.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 2,250,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On January 5, 2021, the underwriters elected to fully exercise the over-allotment option to purchase an additional 2,250,000 Units at a price of $10.00 per Unit.

The underwriters were paid cash underwriting discount of $0.20 per Unit, or $3,450,000 in the aggregate, upon the closing of the Initial Public Offering and the over-allotment option.

Business Combination Marketing Agreement

The Company has engaged Chardan Capital Markets, LLC as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’s attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the potential Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay Chardan Capital Markets, LLC a marketing fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the Initial Public Offering, including proceeds from the exercise of the underwriters’ over-allotment option. As a result, Chardan Capital Markets, LLC will not be entitled to such fee unless the company consummates its Business Combination.

Merger Agreement

On November 10, 2021, the Company entered into an agreement and plan of merger by and among the Company, Ventoux Merger Sub, Ventoux Merger Sub II, and Presto” (as amended and/or restated from time to time, the “Merger Agreement”). The Merger Agreement has been approved by the Company’s and Presto’s board of directors. Subject to the satisfaction or waiver of certain closing conditions set forth in the Merger Agreement, including the approval of the Merger Agreement and the transactions contemplated thereby by Presto and the Company’s stockholders, (a) Ventoux Merger Sub will merge with and into Presto (the “First Merger”), with Presto being the surviving entity in the First Merger and continuing (immediately following the First Merger) as a wholly-owned subsidiary of the Company (the “Surviving Corporation”), and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the Surviving Corporation will merge with and into Ventoux Merger Sub II (the “Second Merger”), with Ventoux Merger Sub II being the surviving entity in the Second Merger and continuing (immediately following the Second Merger) as a wholly-owned subsidiary of the Company (the “Mergers” and the other agreements and transactions contemplated by the Merger Agreement, the “Proposed Business Combination”). In addition, in connection with the consummation of the Proposed Business Combination, the Company will be renamed Presto Automation Inc. and is referred to herein as “New Presto” as of the time of such change of name.

Pursuant to the Merger Agreement, subject to the satisfaction or waiver of certain closing conditions set forth therein, at the closing of the Proposed Business Combination (the “Closing”), the Company will acquire all of the outstanding equity interests of Presto, and stockholders of Presto will receive $800,000,000 in aggregate consideration (the “Aggregate Base Consideration”) in the form of newly issued common stock in New Presto, calculated based on a price of $10.00 per share.

In addition to the Aggregate Base Consideration, Presto stockholders may be entitled to receive, as additional consideration, and without any action on behalf of the Company, Ventoux Merger Sub, Ventoux Merger Sub II or the Company’s stockholders, 15,000,000 additional shares of common stock of New Presto (the “Presto Earnout Shares”), to be issued as follows: (A) 7,500,000 Presto Earnout Shares, if, during the period from and after the Closing until the third anniversary of the Closing, the Volume Weighted Average Price (“VWAP” as defined in the Merger Agreement) of New Presto common stock is greater than or equal to $12.50 for any 20 trading days within a period of 30 consecutive trading days, and (B) an additional 7,500,000 Presto Earnout Shares, if, during the period from and after the Closing until the fifth anniversary of the Closing, the VWAP of New Presto common stock is greater than or equal to $15.00 for any 20 trading days within a period of 30 consecutive trading days.

Pursuant to the Merger Agreement, at the time the First Merger becomes effective (the “Effective Time”), each option exercisable for Presto equity that is outstanding and unexercised immediately prior to the Effective Time will be assumed and converted into a newly issued option exercisable for common stock of New Presto. At the Effective Time, each warrant of Presto that is outstanding and unexercised immediately prior to the Effective Time shall, in accordance with its terms, either be (i) cancelled and converted into the right to receive common stock of New Presto, or (ii) assumed and converted into a newly issued warrant exercisable for common stock of New Presto. Immediately prior to the Effective Time, each convertible promissory note convertible for Presto equity that is issued and outstanding shall be cancelled and converted into the right to receive common stock of New Presto in accordance with the terms therein.

Subscription Agreements

The Company entered into equity subscription agreements (the “Equity Subscription Agreements”) each dated as of November 10, 2021, with certain accredited investors, pursuant to which, among other things, the Company agreed to issue and sell, in private placements to close immediately prior to or substantially concurrently with the Closing, an aggregate of 1,500,000 shares of common stock for $10.00 per share. The Equity Subscription

Agreements provide that the Company must file a registration statement to register the resale of the subscribed common stock no later than 30 days after the closing date of the Proposed Business Combination (the “Closing Date”).

The Company also entered into a convertible note subscription agreement (the “Convertible Note Subscription Agreement” and, together with the Equity Subscription Agreements, the “Subscription Agreements”), each dated as of November 10, 2021, with an institutional accredited investor (collectively, the “Note Investor”), pursuant to which, among other things, the Company agreed to issue and sell, in a private placement to close immediately prior to the Closing, an aggregate of $55,000,000 in aggregate principal amount of convertible notes (the “Notes”) and an aggregate of 1,000,000 warrants (the “Note Financing Warrants”).

At any time prior to the close of business on the second trading day immediately preceding the maturity date of the Notes, the Notes will be convertible, at each holder’s option, into shares of common stock of New Presto at an initial conversion price equal to the lesser of (i) $13.00 and (ii) a 30% premium to the lowest per share price at which any equity of the Company is issued within 15 days prior to the Closing Date (the “Conversion Rate”). In the event of a conversion in connection with a Fundamental Change (as defined below) or a Company Redemption (as defined below), the Conversion Rate will be increased by a number of additional shares set forth in a usual and customary “make-whole table” to be included in the indenture governing the Notes (the “Indenture”).

At any time on or after the first anniversary of the issuance of the Notes until the second business day prior to maturity, the Notes will be convertible, in whole but not in part, at the Company’s option (a “Mandatory Conversion”) if the closing price of common stock is greater than or equal to 130% of the conversion price of the Notes for 20 trading days during any 30-consecutive-trading-day period ending on the day before the notice of the Mandatory Conversion is given. The Conversion Rate in connection with a Mandatory Conversion will be increased by a number of additional shares pursuant to the make-whole table described above.

In addition, the Company may redeem the Notes at any time prior to the 21st trading day before maturity by paying, in cash, the principal, accrued interest, and a premium equal to, (1) through third anniversary, the present value of all remaining scheduled interest payments, computed using a discount rate equal to the Treasury Rate (to be defined in the Indenture) plus 0.50%, and warrants to purchase a number of shares equal to 50% of the number of shares into which the Notes redeemed were convertible, or (2) between third anniversary and maturity, of all remaining scheduled interest payments, computed using a discount rate equal to the Treasury Rate.

Each holder of a Note will have the right to cause the Company to repurchase for cash all or a portion of the Notes held by such holder at any time upon the occurrence of a “fundamental change,” a customary definition of which will be agreed in the Indenture (a “Fundamental Change”), at a repurchase price equal to 100% of the principal amount of such Notes plus accrued and unpaid interest thereon to, but excluding, the repurchase date.

The Company will pay interest on the principal amount of the Notes in cash or in kind, at the Company’s election. If the Company elects to pay interest in cash (“Cash Interest”), the interest on the Notes will accrue at a rate of 9.0% per annum and be payable in cash. If the Company elects to pay interest in kind (“PIK Interest”), the interest on the Notes will be increased to a rate of 11.0% per annum. PIK Interest will be payable either (x) by increasing the principal amount of the outstanding Notes by an amount equal to the amount of PIK Interest for the applicable interest period (rounded up to the nearest $1.00) or (y) if the Notes are no longer held as global notes, by issuing additional Notes in certificated form in an aggregate principal amount equal to the amount of PIK Interest for the period (rounded up to the nearest $1.00). Following an increase in the principal amount of the outstanding Notes as a result of a PIK Interest payment, the Notes will bear interest on such increased principal amount.

The Note Financing Warrants have the same terms and conditions as the Company’s outstanding publicly held warrants, except that each Note Financing Warrant is exercisable into one whole share of common stock at an exercise price of $11.50 per share. The Note Financing Warrants, like the publicly held warrants, may be redeemed if, among other conditions, the reported last sale price of the Company common stock equals or exceeds $16.50 per share, for any 20 trading days within a 30-day trading period ending on the third business day prior to the date of the notice of redemption to warrant holders.

Sponsor Support Agreement

In connection with the execution of the Merger Agreement, the Sponsors, Presto’s directors and officers and certain affiliates of the Sponsors (together, the “Sponsor Parties”) entered into a Sponsor Support Agreement (the “Sponsor Agreement”) with the Company and Presto, pursuant to which the Sponsor Parties agreed, among other things, to vote all shares of the Company common stock beneficially owned by them in favor of each of the proposals at the Company Special Meeting and against any proposal that would impede the Proposed Business Combination. The Sponsor Agreement also provides that the Sponsor Parties will not redeem any shares of the Company common stock.

The Sponsor Parties agreed to subject the founder shares they acquired prior to the Company initial public offering to lock-up restrictions. During the period beginning on the Closing Date until the period beginning on the Closing Date to six months after the Closing Date, the Sponsor Parties may not transfer any of its, his or her founder shares, and during the period beginning on the date that is six months after the Closing Date to 12 twelve months after the Closing Date, the Sponsor Parties may only transfer up to 50% of its, his or her founder shares, in each case except for certain limited permitted transfers. In addition, the Sponsor Parties agreed that they will not transfer any privately placed warrants, acquired prior to the Company initial public offering, during the period from the Closing Date to 12 months after the Closing Date.

The Sponsors also agreed to subject their founder shares to vesting and forfeiture provisions as set forth in the Sponsor Agreement based on the number of public shares redeemed at the closing of the Proposed Business Combination (such shares, the “Sponsors’ Earnout Shares”). Pursuant to the Sponsor Agreement, at the Closing, (i) in the case of redemptions of public shares of 90% or more, 15% of the Sponsors’ founder shares that are owned immediately after the Closing will be subject to vesting, (ii) in the case of redemptions of public shares of between 80% and 90%, 10% of the Sponsors’ founder shares that are owned immediately after the Closing will be subject to vesting, (iii) in the case of redemptions of public shares of between 70% and 80%, 5% of the Sponsors’ founder shares that are owned immediately after the Closing will be subject to vesting and (iv) in the case of redemptions of public shares of less than 70%, none of the Sponsors’ founder shares will be subject to vesting. The Sponsors’ Earnout Shares will vest if, during the period from and after the Closing until the fifth anniversary of the Closing, the VWAP of New Presto common stock is greater than or equal to $12.50 for any 40 trading days within a period of 60 consecutive trading days.

Presto Stockholder Support Agreement

In connection with the execution of the Merger Agreement, certain stockholders of Presto (collectively, the “Presto Supporting Stockholders”) entered into support agreements (collectively, the “Stockholder Support Agreements”), pursuant to which each Presto Supporting Stockholder agreed to, among other things, vote in favor of the Merger Agreement and the transactions contemplated thereby (including the Proposed Business Combination), not to transfer his, her or its Presto shares prior to the Closing Date, and to execute the Amended and Restated Registration Rights Agreement (as defined below) at the Closing Date.

The Presto Stockholder Support Agreements provide that during the period beginning on the Closing Date and ending on the date that is six months after the Closing Date, the Presto Supporting Stockholders may not transfer any of their shares of New Presto common stock, and during the period beginning on the date that is six months after the Closing Date and ending on the date that is 12 months after the Closing Date, the Presto Supporting Stockholders may only transfer up to 50% of their New Presto common stock, in each case, except for certain limited permitted transfers.

The Proposed Business Combination is expected to be consummated after receipt of the required approvals by the stockholders of the Company and Presto and the satisfaction or waiver of certain other customary conditions. For full details and the filed agreements, refer to our Current Report on 8-K announcing the Merger Agreement filed on November 10, 2021.